Financial instruments by category	12 Months Ended
Dec. 31, 2019
Financial instruments by category
Financial instruments by category

15          Financial instruments by category

The Group holds the following financial instruments:

		As at December 31,
	Note	2018	2019
		RMB’000	RMB’000
Financial assets
Financial assets at amortized cost
—Loan to related party	32	15,027	—
—Trade receivables	18	270,530	710,123
—Prepayments and other receivables (excluding non‑financial asset items)	19	245,711	368,224
—Restricted cash	21	3,996,238	3,440,289
—Cash and cash equivalents	22	565,027	1,077,875
Financial assets at fair value through other comprehensive income (FVOCI)	16	5,000	393,448
Financial assets at fair value through profit or loss (FVPL)	20	2,540,925	1,690,967
Total		7,638,458	7,680,926

Financial liabilities
Liabilities at amortized cost
—Trade and other payables (excluding non‑financial liability items)	26	1,253,502	1,231,352
—Short‑term borrowings	27	3,386,100	3,218,566
Derivative financial liability
—Held at FVPL	28	2,438	2,682
Total		4,642,040	4,452,600